Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Commitments And Contingencies [Abstract]
Commitments and contingencies

17. Commitments and contingencies

Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2026	2027	2028	2029	2030	Thereafter	Total
Long-term debt (1)	$-	$9.0	$-	$-	$175.0	$-	$184.0
Transportation	16.9	14.5	12.0	12.1	5.7	-	61.2
Interest obligations	14.7	14.4	14.2	14.2	14.2	-	71.7
Lease liability	3.3	2.9	2.1	1.5	1.5	18.5	29.8
Decommissioning liability (2)	8.9	12.2	11.5	10.9	10.3	53.4	107.2
Total	$43.8	$53.0	$39.8	$38.7	$206.7	$71.9	$453.9

(1)
The 2027 figure includes our syndicated credit facility which has a term-out date of May 2027. The 2030 figure includes our senior unsecured notes due in December 2030. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.
(2)
These amounts represent the inflated, discounted future reclamation and abandonment costs that are expected to be incurred over the life of the Company’s properties.

Obsidian Energy’s commitments relate to the following:

•
Transportation commitments relate to costs for future pipeline access.
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Interest obligations are the estimated future interest payments related to Obsidian Energy’s debt instruments.
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Lease liabilities pertain to various vehicle, surface lease commitments, the office lease and various facilities that meet the definition of a lease under IFRS 16.
•
The decommissioning liability represents the inflated, discounted future reclamation and abandonment costs that are expected to be incurred over the life of our properties.

The Company is involved in various litigation and claims in the normal course of business and records provisions for claims as required.